Accounts and Other Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts and Other Receivables [Abstract]
Trade receivables	$ 1,988	$ 2,760
Interest and other	99	179
Less: allowance for doubtful accounts	(1)	(1)
Trade and other current receivables	$ 2,086	$ 2,938